Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Maximum Exposure to Credit Risk

The carrying amount of financial assets and contract assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	As at March 31
Particulars	2023	2024
Contract assets	—	253
Trade and other receivables	75,026	99,646
Receivable from related party	49	24
Term deposits	202,674	280,688
Cash and cash equivalents (except cash in hand)	283,938	326,907
Total	561,687	707,518

The cash and cash equivalents and term deposits are mainly held with banks, which are rated A+, AAA, AA-, A-, BBB-, BB+ and BB- based on rating agency Fitch ratings. The Group considers that its cash and cash equivalents and term deposits have low credit risk based on the external credit ratings of the counterparties.

The maximum exposure to credit risk for contract assets and trade and other receivables at the reporting date, categorised by type of counterparty was:

	As at March 31
Particulars	2023	2024
Airlines	18,617	28,549
Retail customers	1,301	1,856
Corporate customers	35,079	48,465
Deposit with hotels and others	8,260	9,804
Others	11,769	11,225
Total	75,026	99,899

Summary of Age of Contract Assets and Trade and Other Receivables, Term Deposits and Security Deposits

The age of contract assets and trade and other receivables at the reporting date was:

	As at March 31
	2023		2024
Particulars	Gross	Impairment	Gross	Impairment
Not past due	39,796	—	55,815	—
Past due 0-30 days	18,417	—	25,361	—
Past due 30-120 days	12,446	—	14,606	—
More than 120 days	6,981	2,614	7,316	3,199
Total	77,640	2,614	103,098	3,199

Summary of Movement in Allowance for Doubtful Debts in Respect of Contract Assets and Trade and Other Receivables

The movement in the allowance for impairment in respect of contract assets and trade and other receivables during the year was as follows:

	For the year ended March 31
Particulars	2023	2024
Balance at the beginning of the year	2,812	2,614
Allowance for impairment	349	837
Reversal of allowance for impairment	(165)	—
Amounts written off against the allowance	(195)	(201)
Effects of movement in exchange rate	(187)	(51)
Balance at the end of the year	2,614	3,199

Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements

The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As at March 31, 2023

Non-derivative financial liabilities (including hybrid financial liabilities)	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Convertible notes	216,118	230,000	—	230,000	—	—	—
Lease liabilities	16,379	21,549	2,342	2,046	4,272	11,124	1,765
Secured bank loans	2,667	3,077	485	462	850	1,279	1
Trade and other payables	89,780	89,780	89,780	—	—	—	—
Other liabilities (related to business combinations)	9,368	10,479	5,071	—	—	5,408	—
Other liabilities (related to Hotel Travel Group)	4,320	4,320	4,320	—	—	—	—
Refund due to customers	34,025	34,025	34,025	—	—	—	—
Total	372,657	393,230	136,023	232,508	5,122	17,811	1,766

Notes: * Represents undiscounted cash flows of interest and principal

As at March 31, 2024

Non-derivative financial liabilities (including hybrid financial liabilities)	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Convertible notes	201,240	230,000	—	—	230,000	—	—
Lease liabilities	16,658	20,689	2,790	2,601	5,345	9,953	—
Secured bank loans	3,726	4,325	710	682	1,230	1,703	^
Trade and other payables	118,548	118,548	118,548	—	—	—	—
Other liabilities (related to business combinations)	12,438	12,438	—	—	—	12,438	—
Refund due to customers	45,870	45,870	45,870	—	—	—	—
Total	398,480	431,870	167,918	3,283	236,575	24,094	—

Notes: ^ less than 1

* Represents undiscounted cash flows of interest and principal

The balanced view of liquidity and financial indebtedness (excluding lease liabilities) is stated in the table below:

	As at March 31
Particulars	2023	2024
Cash and cash equivalents	284,018	327,065
Term deposits	202,674	280,688
Loans and borrowings	(218,785)	(204,966)
Net cash position	267,907	402,787

Summary of Currency Risk

Between USD and INR

	As at March 31
Particulars	2023	2024
Trade and other receivables	3,411	2,629
Trade and other payables	(212,192)	(218,083)
Cash and cash equivalents	*	5
Net exposure	(208,781)	(215,449)

* less than 1

Between AED and INR

	As at March 31
Particulars	2023	2024
Trade and other receivables	35,336	41,381
Trade and other payables	(664)	(1,923)
Cash and cash equivalents	14	38
Net exposure	34,686	39,496

Between INR and AED

	As at March 31
Particulars	2023	2024
Trade and other receivables	83,572	82,449
Net exposure	83,572	82,449

The following significant exchange rates applied during the year:

	Average exchange rate per unit		Reporting date rate per unit
	Financial Year		As at March 31
	2022-23	2023-24	2023	2024
INR to USD	0.0125	0.0121	0.0122	0.0120
INR to AED	0.0458	0.0444	0.0447	0.0441
AED to INR	21.8559	22.5401	22.3716	22.6913

Sensitivity Analysis of Exchange Rate

	For the year ended March 31
Particulars	2023	2024
	Profit or loss
10% strengthening of USD against INR	(20,878)	(21,545)
10% strengthening of AED against INR	3,469	3,950
10% strengthening of INR against AED	8,357	8,245

Summary of Fair Values of Financial Assets and Liabilities, together with Carrying Amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

		As at March 31, 2023		As at March 31, 2024
	Note	Carrying amount	Fair value	Carrying amount	Fair value

Financial assets measured at fair value
Other investments - equity securities (FVOCI)	9	452	452	452	452
Other investments - equity securities (FVTPL)	9	591	591	591	591
Other investments - other securities (FVTPL)	9	149	149	242	242
		1,192	1,192	1,285	1,285

Financial assets not measured at fair value (amortised cost)
Trade and other receivables	21	75,026	75,026	99,646	99,646
Term deposits	23	202,674	202,674	280,688	280,688
Cash and cash equivalents	22	284,018	284,018	327,065	327,065
Receivable from related party	24	49	49	24	24
Other investments - other securities	9	76	76	76	76
		561,843	561,843	707,499	707,499

Financial liabilities measured at fair value
Other liabilities (related to business combination)	29,30	9,368	9,368	12,438	12,438
		9,368	9,368	12,438	12,438

Financial liabilities not measured at fair value (amortised cost)
Secured bank loans	28	2,667	2,667	3,726	3,726
Trade and other payables	31	89,780	89,780	118,548	118,548
Refund due to customers	29	34,025	34,025	45,870	45,870
Other liabilities (related to Hotel Travel Group)	29	4,320	4,320	—	—
Convertible notes	28	216,118	212,189	201,240	197,698
		346,910	342,981	369,384	365,842

Summary of Financial Instruments Carried at Fair Value

	As at March 31, 2023
Particulars	Level 1	Level 2	Level 3	Total

Other investments - equity securities (FVOCI)	—	—	452	452
Other investments - equity securities (FVTPL)	—	—	591	591
Other investments - other securities (FVTPL)	149	—	—	149
Total	149	—	1,043	1,192
Other liabilities (related to business combinations)	—	—	9,368	9,368
Total	—	—	9,368	9,368

	As at March 31, 2024
Particulars	Level 1	Level 2	Level 3	Total

Other investments - equity securities (FVOCI)	—	—	452	452
Other investments - equity securities (FVTPL)	—	—	591	591
Other investments - other securities (FVTPL)	242	—	—	242
Total	242	—	1,043	1,285
Other liabilities (related to business combinations)	—	—	12,438	12,438
Total	—	—	12,438	12,438

Summary of Reconciliation Fair Value Measurements in Level 3 of Fair Value Hierarchy

The following tables shows a reconciliation from the opening balances to the closing balances for fair value measurement in Level 3 of the fair value hierarchy:

	As at March 31, 2023
Particulars	Other liabilities (related to business combinations)	Other investments (equity securities-FVOCI)	Other investments (equity securities - FVTPL)

Opening balances	10,075	452	3,412
Acquired in business combinations (refer note 7 (c))	4,411	—	—
Total gains and losses recognized in:
—profit or loss	673	—	(2,821)
—other comprehensive income (loss)
-net change in fair value	(858)	—	—
-effect of movements in foreign exchange rates	102	—	—
Payment during the period (refer note 7 (a))	(5,035)	—	—
Closing balances	9,368	452	591

	As at March 31, 2024
Particulars	Derivative	Other liabilities (related to business combinations)	Other investments (equity securities-FVOCI)	Other investments (equity securities - FVTPL)

Opening balances	—	9,368	452	591
Acquired in investment in equity accounted investee	5,084	—	—	—
Acquired in business combinations (refer note 7 (d))	—	7,311	—	—
Total gains and losses recognized in:
—profit or loss	115	215	—	—
—other comprehensive income (loss)
-effect of movements in foreign exchange rates	—	(207)	—	—
—equity	—	3,178	—	—
Payment during the period (refer note 7 (a))	—	(7,427)	—	—
Derecognition on discontinuation of equity accounted investment (refer note 7 (d))	(5,199)	—	—	—
Closing balances	—	12,438	452	591

Summary of Financial Instruments Measured at Fair Value

Financial Instruments measured at fair value:

Type	Valuation technique	Significant unobservable inputs	Inter- relationship between significant unobservable inputs and fair value measurement
Other investments - equity securities (FVTPL)	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.	Net revenue multiple: 3.7 - 4.8 (March 31, 2023: 3.7 - 4.8)	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower)
Other liabilities (related to business combinations) - Q2T	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted using a risk-adjusted discount rate.	Expected cash flows: March 31, 2023: USD 5,071 Risk-adjusted discount rate: March 31, 2023: 10.2%	The estimated fair value would increase (decrease) if: – the expected cash flows were higher (lower); – the risk-adjusted discount rate was lower (higher)
Other liabilities (related to business combinations) - Simplotel

Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, revenue and earnings before interest, tax, depreciation and amortisation (EBITDA).

Volatility: 23.8% - 53.5% (March 31, 2023: 25.3% -58.5%)
Risk free interest rate: 7.13% (March 31, 2023: 7.25%)
Discount rate: 22.0% (March 31, 2023: 19.7%)
Revenue for 12 months ended September 30, 2025 - USD 4,907 (March 31, 2023: USD 5,442)
EBITDA (loss) for 12 months ended September 30, 2025 - USD (265) (March 31, 2023: USD (48))

The estimated fair value would increase (decrease) if:
– the volatility was higher (lower)
– the risk free interest rate was lower (higher)
– the discount rate was lower (higher)
– the revenue was higher (lower)
– the EBITDA was higher (lower)

Other liabilities (related to business combinations) - Savaari

Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, net revenue, servicing margin, profit before tax and financial parameters.

Volatility: 31.2% - 45.0%
Risk free interest rate: 7.17%
Discount rate: 17.0%-20.8%
Net revenue - USD 6,361 - USD 9,674
Servicing margin - USD 1,790 - USD 2,648
Profit before tax - USD 1.037 - USD 2,434
Financial parameters - USD 4,883 - USD 7,064

The estimated fair value would increase (decrease) if:
– the volatility was lower (higher)
– the risk free interest rate was lower (higher)
– the discount rate was lower (higher)
– the net revenue was higher (lower)
– the servicing margin was higher (lower)
– the profit before tax was higher (lower)
– the financial parameters were higher (lower)

Summary of Financial Instruments Not Measured at Fair Value

Financial Instruments not measured at fair value:

Type	Valuation technique	Significant unobservable inputs
Other financial assets and liabilities*	Discounted cash flows	Not applicable

Notes: * Other financial assets include trade and other receivables, term deposits, cash and cash equivalents, receivable from related party and other investments-other securities. Other financial liabilities include secured bank loans, trade and other payables, refund due to customers, convertible notes, other liabilities (related to Hotel Travel Group) and lease liabilities.

Summary of Sensitivity Analysis for Other Investments

For the fair values of other investments - equity securities (FVTPL), reasonably possible changes of 100 basis points at the reporting date to the significant unobservable input, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2023		For the year ended March 31, 2024
	Profit or loss		Profit or loss
	Increase	Decrease	Increase	Decrease
Net revenue multiple	4	(4)	4	(4)

Summary of Other Liabilities Related to Business Combination

For the fair values of other liabilities (related to business combinations), reasonably possible changes of 100 basis points at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2023
	Profit or loss
	Increase	Decrease

Risk adjusted discount rate	(17)	18

For the fair values of other liabilities (related to business combinations), reasonably possible changes in significant unobservable inputs at the reporting date, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2023		For the year ended March 31, 2024
	Equity		Equity
	Increase	Decrease	Increase	Decrease
Volatility (1% Movement)	20	(22)	10	(10)
Risk free interest rate (1% Movement)	(17)	16	(8)	8
Discount rate (0.5% Movement)	(39)	40	(26)	26
Revenue for 12 months ended September 30, 2025 (1% Movement)	38	(38)	42	(42)

For fair values of other liabilities (related to business combinations), reasonably possible changes in significant unobservable inputs at the reporting date, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2024
	Equity
	Increase	Decrease
Volatility (1% Movement)	(17)	16
Risk free interest rate (1% Movement)	(120)	123
Discount rate (0.5% Movement)	(12)	(43)
Net revenue (1% Movement)	26	(26)
Servicing margin (1% Movement)	15	(15)
Profit before tax (1% Movement)	10	(10)
Financial parameters (0.25% Movement)	197	(124)